Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended		175 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
REVENUES
Professional fees	$ 49,906	$ 3,586	$ 52,524	$ 116,874	$ 219,304
Research and development	117,697	37,995	132,092	105,422	355,211
General and administrative	809,538	113,689	1,445,912	383,501	2,743,149
Marketing and selling	4,960		25,554		30,514
Total Operating Expenses	982,101	(155,270)	1,656,082	605,797	3,348,178
LOSS FROM OPERATIONS	(982,101)	(155,270)	(1,656,082)	(605,797)	(3,348,178)
Interest expense	(22,114)	(11,222)	(64,234)	(17,023)	(120,561)
Total Other Expense	(22,114)	(11,222)	(64,234)	(17,023)	(120,561)
LOSS BEFORE INCOME TAXES	(1,004,215)	(166,492)	(1,720,316)	(622,820)	(3,468,739)
COMPREHENSIVE LOSS	(1,004,215)	(166,492)	(1,720,316)	(622,820)	(3,468,739)
BASIC LOSS PER SHARE	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	33,416,788	31,625,000	31,625,000	23,865,437
OTHER COMPREHENSIVE INCOME	(1,004,215)	(166,492)	(1,720,316)	(622,820)	(3,468,739)
Foreign currency translation adjustment	4,955		147		5,102
Total Comprehensive Loss	$ (999,260)	$ (166,492)	$ (1,720,169)	$ (622,820)	$ (3,463,637)